Risk Management and Use of Derivative Financial Instruments (Details 7) In Thousands, unless otherwise specified			12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Collars [Member] USD ($)	Dec. 31, 2012 Collars [Member] EUR (€)	Dec. 31, 2012 Collars [Member] Minimum [Member]	Dec. 31, 2012 Collars [Member] Maximum [Member]	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] EUR (€)	Dec. 31, 2012 Forward Contracts [Member] Minimum [Member]	Dec. 31, 2012 Forward Contracts [Member] Maximum [Member]	Dec. 31, 2012 Forward Contracts Two [Member] USD ($)	Dec. 31, 2012 Forward Contracts Two [Member] EUR (€)	Dec. 31, 2012 Forward Contracts Two [Member] Minimum [Member]	Dec. 31, 2012 Forward Contracts Two [Member] Maximum [Member]
Foreign Currency Derivatives
Notional Amount		€ 65,612		€ 2,262				€ 53,550				€ 9,800
Derivative, Floor Price			1.40	1.40			1.28	1.28
Derivative, Cap Price			1.42	1.42			1.30	1.30					1.35
Effective Date			Sep. 01, 2011	Sep. 01, 2011			May 01, 2012	May 01, 2012			Dec. 01, 2012	Dec. 01, 2012
Expiration Date					Dec. 01, 2012	Mar. 01, 2013			Jun. 01, 2013	Jun. 01, 2017	Sep. 01, 2017	Sep. 01, 2017		Mar. 01, 2018
Fair Value	$ (2,189)		$ 172				$ (2,300)				$ (61)